THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
      Investments in BBH International Equity Portfolio
        ("Portfolio"), at value ..............................    $ 113,702,614
      Receivable for capital stock sold ......................           46,520
      Deferred organization expense ..........................            4,799
                                                                  -------------
         Total Assets ........................................      113,753,933
                                                                  -------------
LIABILITIES:
      Payables for:
         Capital stock redeemed ..............................          331,987
         Shareholder servicing/eligible institution fees .....           24,082
         Professional fees ...................................           13,428
         Administrative fees .................................           12,041
         Accounting fees .....................................            7,992
         Board of Directors' fees ............................            6,392
         Dividends ...........................................              305
         Accrued expenses and other liabilities ..............            5,013
                                                                  -------------
           Total Liabilities .................................          401,240
                                                                  -------------
      NET ASSETS .............................................    $ 113,352,693
                                                                  =============
      Net Assets Consist of:
         Paid-in capital .....................................    $ 150,019,899
         Distributions in excess of net
           investment income .................................         (368,570)
         Accumulated net realized loss on investments and
           foreign exchange transactions .....................       (7,079,886)
         Net unrealized depreciation on investments and
           foreign currency translations .....................      (29,218,750)
                                                                  -------------
      Net Assets .............................................    $ 113,352,693
                                                                  =============
NET ASSET VALUE AND OFFERING PRICE PER CLASS N SHARE
      ($113,352,693 / 12,132,667 shares) .....................            $9.34
                                                                          =====

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                            STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT INCOME:
      Net investment Income Allocated from Portfolio:
         Dividends (net of foreign withholding taxes
           of $227,900) ......................................     $  1,503,421
         Interest ............................................          105,861
         Expenses ............................................         (837,895)
                                                                   ------------
           Net Investment Income Allocated from Portfolio ....          771,387
                                                                   ------------
      Fund Expenses:
         Shareholder servicing/eligible institution fees .....          303,178
         Administrative fees .................................          151,588
         Professional fees ...................................           20,853
         Board of Directors' fees ............................           20,020
         Accounting fees .....................................            6,693
         Other fees and expenses .............................           51,656
                                                                   ------------
           Total Expenses ....................................          553,988
                                                                   ------------
           Net Investment Income .............................          217,399
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ALLOCATED FROM PORTFOLIO:
      Net  realized  loss  on  investments  and
        foreign  exchange  transactions ......................      (15,053,354)
      Net change in unrealized  depreciation  on
        investments  and foreign currency translations .......      (27,141,135)
                                                                   ------------
           Net Realized and Unrealized Loss Allocated
             from Portfolio ..................................      (42,194,489)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations         $(41,977,090)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                        For the years ended October 31,
                                                                        -------------------------------
                                                                            2001              2000
                                                                        -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income (loss) allocated from portfolio ......   $    217,399      $   (247,490)
         Net realized gain (loss) on investments and foreign exchange
           transactions allocated from portfolio ....................    (15,053,354)        1,871,710
         Net change in unrealized depreciation on investments
           and foreign currency translations allocated from portfolio    (27,141,135)       (3,532,427)
                                                                        ------------      ------------
         Net decrease in net assets resulting from operations .......    (41,977,090)       (1,908,207)
                                                                        ------------      ------------
      Dividends and distributions declared:
         From net investment income .................................       (217,399)         (142,156)
         In excess of net investment income .........................       (432,372)       (1,377,186)
         From net realized gains ....................................       (693,089)       (1,534,297)
                                                                        ------------      ------------
           Total dividends and distributions declared ...............     (1,342,860)       (3,053,639)
                                                                        ------------      ------------
      Capital transactions:
         Net proceeds from sales of capital stock ...................    101,905,530        82,466,361
         Net asset value of capital stock issued to shareholders in
           reinvestment of dividends and distributions ..............         49,221           960,162
         Net cost of capital stock redeemed .........................    (61,021,396)      (22,686,501)
                                                                        ------------      ------------
           Net increase in net assets resulting from capital stock
             transactions ...........................................     40,933,355        60,740,022
                                                                        ------------      ------------
         Total increase (decrease) in net assets ....................     (2,386,595)       55,778,176

NET ASSETS:
         Beginning of year ..........................................    115,739,288        59,961,112
                                                                        ------------      ------------
         End of year (including distributions in excess of net
           income of $368,570 and $419,130, respectively) ...........   $113,352,693      $115,739,288
                                                                        ============      ============

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                              FINANCIAL HIGHLIGHTS
                 Selected per share data and ratios for a share
                       outstanding throughout each period

                                                                                              For the period from
                                                                                                  June 6, 1997
                                                       For the years ended October 31,           (Commencement
                                                  -----------------------------------------    of Operations) to
                                                   2001        2000        1999       1998      October 31, 1997
                                                  ------      ------      ------     ------   -------------------
Net asset value, beginning of period .........    $13.29      $13.04      $10.09     $ 9.42          $10.00
Income from investment operations:
   Net investment income (loss) allocated
     from portfolio ..........................      0.13       (0.03)(1)   (0.02)      0.002           0.00(2)
   Net realized and unrealized gain (loss)
     allocated from portfolio ................     (3.92)       0.93        3.00       0.75           (0.58)
Less dividends and distributions:
   From net investment income ................     (0.08)         --          --         --              --
   In excess of net investment income ........        --       (0.32)      (0.03)     (0.03)             --
   From net realized gains ...................     (0.08)      (0.33)         --      (0.05)             --
                                                  ------      ------      ------     ------          ------
   Net asset value, end of period ............    $ 9.34      $13.29      $13.04     $10.09          $ 9.42
                                                  ======      ======      ======     ======          ======
Total Return .................................    (28.94)%      6.71%      29.57%      8.06%          (5.80)%(3)

Ratios/Supplemental Data:
   Net assets, end of period (000's omitted) .  $113,353    $115,739     $59,961    $27,475          $7,040
   Ratio of expenses to average net assets(4).      1.15%       1.37%       1.50%      1.50%           1.36%(5)
   Ratio of net investment income (loss) to
     average net assets ......................      0.18%      (0.24)%     (0.25)%    (0.15)%         (0.06)%(5)
   Portfolio turnover rate(6) ................        21%         37%         86%        89%             na

----------

1     Calculated using average shares outstanding for the year.
2     Less than $0.01.
3     Not annualized.
4 Includes the Fund's share of expenses paid by the Portfolio and expense offset arrangement.
5     Annualized.
6 Portfolio turnover rate is that of the Portfolio in which the Fund invests.

   The accompanying notes are an integral part of these financial statements.

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. The 59 Wall Street International Equity Fund (the "Fund") is a separate diversified series of The 59 Wall Street Fund, Inc. (the "Corporation") which is registered under the Investment Company Act of 1940, as amended. The Corporation is an open-end management investment company organized under the laws of the State of Maryland on July 16, 1990. The Fund commenced operations on June 6, 1997. On February 20, 2001, the Fund's Board of Directors reclassified the Fund's outstanding shares as "Class N", and established a new class of shares designated as "Class I". As of October 31, 2001, there were no Class I shares outstanding.

      The Fund invests all of its investable assets in the BBH International Equity Portfolio (the "Portfolio"), a diversified, open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 66% at October 31, 2001). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund's financial statements.

      The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. The Fund records its investment in the Portfolio at fair value. Valuation of investments held by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

            B. Investment Income and Expenses. The Fund records its share of income, expenses, realized and unrealized gains and losses each day. In addition, the Fund accrues its own expenses.

            C.Federal Income Taxes. It is the Corporation's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required. The Fund files a tax return annually using tax accounting methods required under provisions of the Internal Revenue Code which may differ from accounting principles generally accepted in the United States of America, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return due to certain book-to-tax timing differences such as losses deferred due to "wash sale" transactions and utilization of capital loss carryforwards. These differences result in temporary over-distributions for financial statement purposes and are classified as distributions in excess of accumulated net realized gains net investment income. Permanent differences are reclassified on the Statement of Assets & Liabilities based upon their tax classification. These distributions do not constitute a return of capital. As such, the character of distributions to shareholders reported in the Financial Highlights table may differ from that reported to shareholders on Form 1099-DIV.

            D. Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date.

            E. Deferred Organization Expenses. Expenses incurred by the Fund in connection with its organization are being amortized by the Fund on a straight-line basis over a five year period.

      2. Transactions with Affiliates.

      Administrative Fees. The Corporation has an administrative agreement with Brown Brothers Harriman Trust Company, LLC ("BBHTC") for which BBHTC receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.125% of the Fund's average daily net assets. BBHTC has a subadministration services

                  THE 59 WALL STREET INTERNATIONAL EQUITY FUND agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon, but not in excess of the amount paid to BBHTC. For the year ended October 31, 2001, the Fund incurred $151,588 for administrative services.

      Shareholder Servicing/Eligible Institution Agreement. The Corporation has a shareholder servicing agreement and an eligible institution agreement with Brown Brothers Harriman ("BBH") for which BBH receives a fee from the Fund calculated daily and paid monthly at an annual rate equivalent to 0.25% of the Fund's average daily net assets. For the year ended October 31, 2001, the Fund incurred $303,178 for such services.

      Accounting Fees. The Corporation has an accounting agreement with BBH for which BBH receives a fee calculated daily and paid monthly. For the year ended October 31, 2001, the Fund incurred $6,693 for such services.

      Board of Directors' Fees. Each Director receives an annual fee as well as reimbursement for reasonable out-of-pocket expenses from the Fund. For the year ended October 31, 2001, the Fund incurred $20,020 for these fees.

      3. Investment Transactions. Investment transactions of the portfolio are discussed in Note 3 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

      4. Capital Stock. The Corporation is permitted to issue 2,500,000,000 shares of capital stock, par value $.001 per share, of which 25,000,000 shares have been classified as Class N shares of the Fund and 25,000,000 shares have been classified as Class I shares of the Fund. There have been no transactions in Class I shares of capital stock as of October 31, 2001. Transactions in Class N shares of capital stock were as follows:

                                                  For the year ended October 31,
                                                  ------------------------------
                                                     2001                2000
                                                  ----------          ----------
Capital stock sold .............................   8,721,753          5,622,140
Capital stock issued in connection with
  reinvestment of dividends and distributions ..       3,872             69,076
Capital stock redeemed .........................  (5,301,296)        (1,580,788)
                                                  ----------         ----------
Net increase ...................................   3,424,329          4,110,428
                                                  ==========         ==========

      5. Federal Income Tax Status. At October 31, 2001, the fund, for federal income tax purposes, had a capital loss carryforward of $10,039,468 which may be applied against any net taxable realized gain of each succeeding year until the earlier of its utilization or expiration on October 31, 2009.

                          INDEPENDENT AUDITORS' REPORT

Board of Directors and Shareholders
The 59 Wall Street International Equity Fund (a series of The 59 Wall Street Fund, Inc.):

      We have audited the accompanying statement of assets and liabilities of The 59 Wall Street International Equity Fund (a series of The 59 Wall Street Fund, Inc.) as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 6, 1997 (commencement of operations) to October 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The 59 Wall Street International Equity Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and for the period from June 6, 1997 (commencement of operations) to October 31, 1997, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2001

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

      The  following  investment   management  strategies  and  techniques  have
materially affected the Fund's performance for the fiscal year ended October 31, 2001.

International Equity Fund

      International equity markets fell victim to selling pressures throughout the year ending October 31, 2001. Markets declined around the world as evidence that the U.S economy was in recession and fears that Europe would follow weighed heavily on investor sentiment. With the exception of Australia, which eked out a local currency gain of 1.5%, no major market was left unscathed. The MSCI-EAFE Index declined 24.9% in U.S. dollar terms during this period. Early in the year, the Japanese market had rallied on hopes that the newly elected government of Prime Minister Koizumi would enact widespread structural reform. However, with little visible evidence of reform-oriented policies as the year progressed, investors refocused on the deepening recession in Japan. Growing pessimism was reflected not only in weaker stock prices (the Japanese market fell 30%), but also in the 13% depreciation of the yen versus the dollar. On the other hand, by late summer, European economies were showing signs of stabilizing, suggesting that the worst was over. Unfortunately, the subsequent events of September 11th triggered dramatic declines in equity markets worldwide and a setback for the course of global economic recovery.

      The 59 Wall Street International Equity Fund underperformed its benchmark during this difficult period. Early in the year, the portfolio was positioned defensively, favoring stocks capable of generating solid earnings in an environment of slowing global demand. Midway through the year, however, the Fund began to reposition for a second-half recovery in most economies overseas. With the benefit of hindsight, it is apparent that the portfolio was positioned prematurely for an economic recovery in the U.S. and Europe that has now been delayed by the terrorist attacks.

      The aggressive responses adopted by monetary authorities worldwide in the wake of those events, coupled with prompt enactment of stimulative fiscal policies in the U.S., bode well for a much improved equity environment in the new fiscal year. Rapidly declining inflation and the prospect of further rate cuts from the European Central Bank should enable Europe to successfully avoid recession. Excess liquidity, better profit comparisons, and a stable currency should provide a boost for European equity markets. In Asia, economic growth will be hampered by Japan's morass. Nonetheless, beneficiaries of a U.S. and European economic recovery should do well. The Fund is positioned accordingly.

   [The following table was depicted as a line chart in the printed material]

                   International Equity Fund Growth of $10,000

            Date         International Equity Portfolio*       MSCI-EAFE
            ----         ------------------------------        ---------
          04/01/95                  $10,000                     $10,000
          10/31/95                  $10,274                     $10,210
          04/30/96                  $11,808                     $11,559
          10/31/96                  $11,326                     $11,280
          04/30/97                  $11,103                     $11,457
          10/31/97                  $11,243                     $11,802
          04/30/98                  $13,553                     $13,624
          10/31/98                  $12,444                     $12,940
          04/30/99                  $14,738                     $14,917
          10/31/99                  $16,123                     $15,922
          04/30/00                  $19,171                     $16,992
          10/31/00                  $17,204                     $15,463
          04/30/01                  $15,540                     $14,223
          10/31/01                  $12,225                     $11,607

             -----------------------------------------------------
                                Total Return
             -----------------------------------------------------
               One Year           Five Years           Inception
                Ended               Ended              to 10/31/01
               10/31/01           10/31/01            (Annualized)
             -----------------------------------------------------
               (28.94)%             1.54%                3.10%
             -----------------------------------------------------

*     net of fees and expenses

            Past performance is not predictive of future performance.

                       BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                                October 31, 2001

    Shares                                                              Value
   --------                                                           ----------

                  AUSTRALIA (0.7%)
                  BANKING
     74,500       National Australia Bank, Ltd. ..............       $ 1,145,451
                                                                     -----------
                  TOTAL AUSTRALIA ............................         1,145,451
                                                                     -----------

                  FINLAND (2.5%)
                  INFORMATION TECHNOLOGY
    208,000       Nokia AB ...................................         4,346,723
                                                                     -----------
                  TOTAL FINLAND ..............................         4,346,723
                                                                     -----------

                  FRANCE (16.3%)
                  BANKING
     45,600       BNP Paribas SA .............................         3,790,411
                                                                     -----------
                  CAPITAL EQUIPMENT
    131,345       Alcatel SA .................................         1,981,509
                                                                     -----------
                  ELECTRONIC SEMI-CONDUCTOR
     75,840       STMicroelectronics NV ......................         2,121,245
                                                                     -----------
                  ENERGY
     44,805       Total Fina Elf SA ..........................         6,287,826
                                                                     -----------
                  PHARMACEUTICALS
     55,740       Aventis SA .................................         4,099,248
     39,420       Sanofi-Synthelabo SA .......................         2,597,608
                                                                     -----------
                                                                       6,696,856
                                                                     -----------
                  SERVICES
     89,780       Accor SA ...................................         2,816,313
    139,025       Suez SA ....................................         4,368,587
                                                                     -----------
                                                                       7,184,900
                                                                     -----------
                  TOTAL FRANCE ...............................        28,062,747
                                                                     -----------

                  GERMANY (6.8%)
                  BANKING
    138,600       Direkt Anlage Bank AG* .....................         1,475,019
     15,740       Depfa Deutsche
                  Pfandbriefbank AG ..........................           899,141
                                                                     -----------
                                                                       2,374,160
                                                                     -----------
                  INSURANCE
     11,292       Allianz AG Registered ......................         2,650,296
     15,000       Muenchener Rueckversicherungs-
                  Gesellschaft AG ............................         3,953,742
                                                                     -----------
                                                                       6,604,038
                                                                     -----------
                  MULTI-INDUSTRY
     53,000       E.On AG ....................................         2,765,370
                                                                     -----------
                  TOTAL GERMANY ..............................        11,743,568
                                                                     -----------

                  HONG KONG (3.7%)
                  CONSUMER GOODS
  3,820,000       Brilliance China Automotive
                  Holdings, Ltd. .............................       $   764,000
                                                                     -----------
                  MULTI-INDUSTRY
    267,400       Hutchison Whampoa, Ltd. ....................         2,159,769
    479,200       Li & Fung, Ltd. ............................           457,698
                                                                     -----------
                                                                       2,617,467
                                                                     -----------
                  TELECOMMUNICATIONS
    524,000       China Mobile (Hong Kong), Ltd.* ............         1,588,795
                                                                     -----------
                  UTILITIES
    390,000       Hong Kong Electric
                  Holdings, Ltd. .............................         1,480,000
                                                                     -----------
                  TOTAL HONG KONG ............................         6,450,262
                                                                     -----------

                  INDIA (0.4%)
                  COMPUTER SOFTWARE
     14,700       Infosys Technologies, Ltd. ADR .............           693,987
                                                                     -----------
                  FINANCE
        550       ICICI, Ltd. ................................               597
                                                                     -----------
                  TOTAL INDIA ................................           694,584
                                                                     -----------

                  IRELAND (3.7%)
                  BANKING
    374,350       Allied Irish Banks, Plc ....................         3,637,065
                                                                     -----------
                  PHARMACEUTICALS
     57,920       Elan Corp., Plc. ADR* ......................         2,644,048
                                                                     -----------
                  TOTAL IRELAND ..............................         6,281,113
                                                                     -----------

                  ITALY (7.4%)
                  ENERGY
    220,000       ENI SpA ....................................         2,754,935
                                                                     -----------
                  FINANCE
    115,580       Banca Fideuram SpA .........................           712,234
    353,000       Mediolanum SpA .............................         2,734,181
                                                                     -----------
                                                                       3,446,415
                                                                     -----------
                  INSURANCE
     78,600       Assicurazioni Generali .....................         2,153,076
                                                                     -----------
                  TELECOMMUNICATIONS
    258,100       Telecom Italia Mobile SpA ..................         1,404,730
    344,700       Telecom Italia SpA .........................         2,874,554
                                                                     -----------
                                                                       4,279,284
                                                                     -----------
                  TOTAL ITALY ................................        12,633,710
                                                                     -----------

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

    Shares                                                              Value
   --------                                                           ----------
                  JAPAN (22.8%)
                  BANKING
        333       Mizuho Holdings, Inc. ......................       $ 1,005,550
                                                                     -----------
                  CAPITAL GOODS/DURABLES
     36,000       Fujitsu, Ltd. ..............................           266,188
     74,000       Matsushita Electric Industrial
                  Co., Ltd. ..................................           875,704
                                                                     -----------
                                                                       1,141,892
                                                                     -----------
                  CHEMICALS
     17,000       Shin-Etsu Chemical Co., Ltd. ...............           559,128
                                                                     -----------
                  CONSUMER ELECTRONICS
     17,000       Nintendo Co., Ltd. .........................         2,619,440
     46,200       Sony Corp. .................................         1,745,744
                                                                     -----------
                                                                       4,365,184
                                                                     -----------
                  CONSUMER GOODS
    388,000       Nissan Motor Co., Ltd. .....................         1,709,949
     96,000       Toyota Motor Corp. .........................         2,326,940
                                                                     -----------
                                                                       4,036,889
                                                                     -----------
                  CONSUMER NON-DURABLES
    135,000       Kao Corp. ..................................         3,195,136
    226,000       Kirin Brewery Co., Ltd. ....................         1,719,024
                                                                     -----------
                                                                       4,914,160
                                                                     -----------
                  FINANCE
     10,800       Acom Co., Ltd. .............................           900,808
     98,700       Credit Saison Co., Ltd. ....................         2,360,165
     12,300       Orix Corp. .................................         1,075,108
                                                                     -----------
                                                                       4,336,081
                                                                     -----------
                  MACHINERY/EQUIPMENT
    141,000       Mitsubishi Heavy Industries, Ltd. ..........           474,104
                                                                     -----------
                  MATERIALS
    230,000       Mitsubishi Materials Corp. .................           345,385
    172,000       Sumitomo Chemical Co., Ltd. ................           655,545
                                                                     -----------
                                                                       1,000,930
                                                                     -----------
                  MEDIA
         78       Fuji Television Network, Inc. ..............           339,933
                                                                     -----------
                  MULTI-INDUSTRY
         20       Prospect Japan Fund* .......................               159
    303,000       Sumitomo Corp. .............................         1,770,570
                                                                     -----------
                                                                       1,770,729
                                                                     -----------
                  OFFICE EQUIPMENT/SUPPLIES
     59,000       Canon, Inc. ................................         1,714,192
                                                                     -----------
                  PHARMACEUTICALS
     35,000       Kissei Pharmaceutical Co., Ltd. ............       $   525,015
     41,000       Santen Pharmaceutical Co., Ltd. ............           607,655
     57,000       Takeda Chemical
                  Industries, Ltd. ...........................         2,758,590
                                                                     -----------
                                                                       3,891,260
                                                                     -----------
                  PRECISION INSTRUMENTS
     15,000       Hoya Corp. .................................           894,883
                                                                     -----------
                  REAL ESTATE
     13,600       Oriental Land Co., Ltd. ....................         1,004,489
                                                                     -----------
                  RETAIL
     26,000       Ito-Yokado Co., Ltd. .......................         1,145,842
                                                                     -----------
                  TELECOMMUNICATIONS
        153       Nippon Telegraph &
                    Telephone Corp. ..........................           629,332
         97       NTT Docomo, Inc. ...........................         1,314,127
                                                                     -----------
                                                                       1,943,459
                                                                     -----------
                  TRANSPORTATION
    162,000       Nippon Express Co., Ltd. ...................           585,701
    195,000       Tokyu Corp. ................................           878,479
                                                                     -----------
                                                                       1,464,180
                                                                     -----------
                  UTILITIES
    130,000       Tokyo Electric Power Co., Inc. .............         3,225,333
                                                                     -----------
                  TOTAL JAPAN ................................        39,228,218
                                                                     -----------

                  NETHERLANDS (2.6%)
                  CONSUMER GOODS
     58,771       Heineken NV ................................         2,159,756
                                                                     -----------
                  ELECTRIC COMPONENTS
    100,163       Philips Electronics NV .....................         2,274,291
                                                                     -----------
                  TOTAL NETHERLANDS ..........................         4,434,047
                                                                     -----------

                  SINGAPORE (0.4%)
                  TELECOMMUNICATIONS
    703,000       Singapore Telecom ..........................           667,118
                                                                     -----------
                  TOTAL SINGAPORE ............................           667,118
                                                                     -----------

                  SPAIN (6.3%)
                  BANKING
    295,660       Banco Bilbao Vizcaya
                    Argentaria SA ............................         3,306,078
    429,562       Banco Santander Central
                    Hispano SA ...............................         3,304,011
                                                                     -----------
                                                                       6,610,089
                                                                     -----------

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 2001 (continued)

    Shares                                                              Value
   --------                                                           ----------
                  SPAIN (continued)
                  TELECOMMUNICATIONS

    349,908       Telefonica SA* .............................       $ 4,199,128
                                                                     -----------
                  TOTAL SPAIN ................................        10,809,217
                                                                     -----------

                  SWEDEN (2.6%)
                  INFORMATION TECHNOLOGY
    239,440       Ericsson (LM) Telephone Co.
                    Class 'B' ................................         1,036,984
                                                                     -----------
                  CAPITAL GOODS/DURABLES
     93,000       Atlas Copco AB .............................         1,891,803
                                                                     -----------
                  CONSUMER DURABLES
    133,413       Electrolux AB ..............................         1,600,816
                                                                     -----------
                  TOTAL SWEDEN ...............................         4,529,603
                                                                     -----------

                  UNITED KINGDOM (20.1%)
                  BANKING

    426,000       Lloyds TSB Group, Plc ......................         4,295,559
                                                                     -----------
                  ENERGY
    337,800       BP Amoco, Plc ..............................         2,723,976
    294,600       Shell Transport & Trading
                    Co., Plc .................................         2,204,401
                                                                     -----------
                                                                       4,928,377
                                                                     -----------
                  FOOD & BEVERAGES
    267,000       Diageo, Plc ................................       $ 2,663,192
                                                                     -----------
                  MEDIA
    233,600       Pearson, Plc ...............................         2,793,337
                                                                     -----------
                  PHARMACEUTICALS
    233,700       GlaxoSmithKline, Plc .......................         6,281,757
                                                                     -----------
                  SERVICES
    259,000       BAA, Plc ...................................         2,067,846
    258,014       Compass Group, Plc .........................         1,880,030
    352,498       EasyJet, Plc.* .............................         1,925,729
                                                                     -----------
                                                                       5,873,605
                                                                     -----------
                  TELECOMMUNICATIONS
    619,105       British Telecom, Plc .......................         3,130,360
  1,005,000       Spirent, Plc ...............................         1,708,451
  1,279,400       Vodafone Group, Plc ........................         2,955,658
                                                                     -----------
                                                                       7,794,469
                                                                     -----------
                  TOTAL UNITED KINGDOM .......................        34,630,296
                                                                     -----------

TOTAL INVESTMENTS, (Identified cost $209,253,011) (a) ..  96.3%     $165,656,657
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES .........   3.7         6,408,460
                                                         -----       -----------
NET ASSETS ............................................. 100.0%     $172,065,117
                                                         =====       ===========

----------
*     Non-income producing security.

(a) The aggregate cost for federal income tax purposes is $209,716,835, the aggregate gross unrealized appreciation is $4,236,540 and the aggregate gross unrealized depreciation is $48,296,718, resulting in net unrealized depreciation of $44,060,178.

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2001

ASSETS:
      Investments in securities, at value (identified
        cost $209,253,011) ...................................      $165,656,657
      Cash ...................................................         6,501,576
      Receivables for:
         Contributions .......................................            46,520
         Due from custodian ..................................            45,602
         Dividends and other receivables .....................           298,170
                                                                    ------------
           Total Assets ......................................       172,548,525
                                                                    ------------
LIABILITIES:
      Payables for:
         Withdrawals .........................................           331,987
         Investment advisory fees ............................            93,948
         Professional fees ...................................            27,982
         Board of Trustees' fees .............................             6,938
         Administrative fees .................................             5,059
         Accrued expenses and other fees .....................            17,494
                                                                    ------------
           Total Liabilities .................................           483,408
                                                                    ------------
NET ASSETS ...................................................      $172,065,117
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2001

NET INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax
           of $479,606) .......................................    $  2,383,795
         Interest .............................................          10,964
                                                                   ------------
           Total Income .......................................       2,394,759
                                                                   ------------
      Expenses:
         Investment advisory fees .............................         897,549
         Expense reimbursement fee ............................         228,435
         Custody fees .........................................         170,457
         Administrative fees ..................................          63,781
         Other fees and expenses ..............................          65,961
                                                                   ------------
           Total Expenses .....................................       1,426,183
           Fees Paid indirectly ...............................        (170,457)
                                                                   ------------
           Net Expenses .......................................       1,255,726
                                                                   ------------
         Net Investment Income ................................       1,139,033
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS:
      Net realized loss on investments and foreign
        exchange transactions .................................     (15,643,883)
      Net change in unrealized depreciation on investments
        and foreign currency translations .....................     (47,717,884)
                                                                   ------------
      Net Realized and Unrealized Loss ........................     (63,361,767)
                                                                   ------------
      Net Decrease in Net Assets Resulting from Operations ....    $(62,222,734)
                                                                   ============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                          For the years ended October 31,
                                                                          -------------------------------
                                                                              2001              2000
                                                                          -------------     -------------
INCREASE (DECREASE) IN NET ASSETS:
      Operations:
         Net investment income ........................................   $   1,139,033     $     256,200
         Net realized gain (loss) on investments and foreign exchange
           transactions ...............................................     (15,643,883)        1,647,086
         Net change in unrealized depreciation on investments and
           foreign currency translations ..............................     (47,717,884)       (7,090,328)
                                                                          -------------     -------------
         Net decrease in net assets resulting from operations .........     (62,222,734)       (5,187,042)
                                                                          -------------     -------------
      Capital transactions
         Proceeds from contributions ..................................     119,074,107       137,448,947
         Fair value of withdrawals ....................................     (63,494,753)      (25,004,096)
                                                                          -------------     -------------
         Net increase in net assets resulting from capital transactions      55,579,354       112,444,851
                                                                          -------------     -------------
           Total increase (decrease) in net assets ....................      (6,643,380)      107,257,809
NET ASSETS:
         Beginning of year ............................................     178,708,497        71,450,688
                                                                          -------------     -------------
         End of year ..................................................   $ 172,065,117     $ 178,708,497
                                                                          =============     =============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                             For the years ended October 31,
                                                    -------------------------------------------------
                                                    2001      2000         1999       1998       1997
                                                    ----      ----         ----       ----       ----
Total Return                                      (28.59)%      7.31%      30.44%      9.44%      2.90%
Ratios/Supplemental Data:
   Net assets, end of year (000's omitted)      $172,065    $178,708     $71,451    $66,633    $46,038
   Expenses paid by portfolio                       0.69%       0.90%       0.87%      0.76%      0.90%
   Expense offset arrangement                       0.13%         --          --         --         --
                                                    ----        ----        ----       ----       ----
                                                    0.82%       0.90%       0.87%      0.76%      0.90%
                                                    ====        ====        ====       ====       ====
   Ratio of net investment income to average
     net assets                                     0.54%       0.20%       0.29%      0.56%      0.63%
   Portfolio turnover rate                            21%         37%         86%        89%        85%

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. Reported net realized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage

                       BBH INTERNATIONAL EQUITY PORTFOLIO
      of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fees. The Portfolio has an investment advisory agreement with Brown Brothers Harriman ("BBH") for which it pays BBH a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets. For the year ended October 31, 2001, the Portfolio incurred $1,184,502 for advisory services.

      Administrative Fees. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC ("BBHTC") for which it pays BBHTC a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. BBHTC has a subadministration agreement with 59 Wall Street Administrators, Inc. for which 59 Wall Street Administrators, Inc. receives such compensation as is from time to time agreed upon. For the year ended October 31, 2001, the Portfolio incurred $63,781 for administrative services.

      Custody Fees. The Portfolio has a custody agreement with BBH for which BBH receives a fee calculated and paid monthly. For the year ended October 31, 2001, the Portfolio incurred $245,504 for custody services. These fees were reduced by $245,504, as a result of an expense offset arrangement with the Portfolio's custodian.

      Expense Reimbursement Fee. BBHTC paid certain expenses of the Portfolio and received a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses would not exceed 0.90% of the Portfolio's average daily net assets. For the period from November 1, 2000 through January 31, 2001, BBHTC incurred $562,968, including $286,954 in investment advisory fees and $20,000 in custody fees, in expenses on behalf of the Portfolio. The Portfolio's expense reimbursement fee terminated on January 31, 2001.

      3.Investment Transactions. For the year ended October 31, 2001, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $91,410,035 and $36,901,689, respectively. There were no purchases or sales of U.S. government obligations during the period.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities of BBH International Equity Portfolio, including the schedule of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BBH International Equity Portfolio as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 21, 2001

The 59 Wall Street Fund, Inc.

Investment Adviser and
 Administrator

Brown Brothers Harriman
59 Wall Street
New York, New York 10005

Distributor

59 Wall Street Distributors, Inc.
21 Milk Street
Boston, Massachusetts 02109

Shareholder Servicing Agent

Brown Brothers Harriman
59 Wall Street
New York, New York 10005
(800) 625-5759

This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of the Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

                            International Equity Fund

                                  ANNUAL REPORT

                                October 31, 2001